Inventories	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Inventories
3.	Inventories
Inventories are comprised of the following:

	Yen in millions
	March 31
	2020	2021
Finished products	345,231	398,478
Work in process	149,969	133,560
Raw materials, purchased components and supplies	94,769	105,353

Inventories	589,969	637,391